Prospectus Supplement Dated Sept. 30, 2010*

Fund Name	Prospectus Dated

RiverSource Variable Portfolio — Global Inflation Protected Securities Fund	April 30, 2010
RiverSource Variable Portfolio — Short Duration U.S. Government Fund	April 30, 2010

Effective Oct. 1, 2010, the Portfolio Manager section under “Fund Management” in the Summary of VP – Global Inflation Protected Securities Fund section is superseded and replaced with the following:

Portfolio Manager	Title	Managed Fund Since

Nicholas Pifer, CFA	Portfolio Manager	2005
Vishal Khanduja, CFA	Portfolio Manager	Oct. 2010
Hong Ho, CFA	Portfolio Manager	Oct. 2010

Effective Oct. 1, 2010, the description of the portfolio managers responsible for the Fund’s day-to-day portfolio management, as described under the caption “Portfolio Management” in the More Information about the Funds section for RiverSource VP – Global Inflation Protected Securities Fund is superseded and replaced with the following:

Portfolio Manager(s).  The portfolio managers responsible for the day-to-day management of the Fund are:

Nicholas Pifer, CFA, Portfolio Manager

•	Managed the Fund since 2005.
•	Sector Leader of global rates and currency sector team.
•	Joined the investment manager in 2000.
•	Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.
•	Began investment career in 1990.
•	MA, Johns Hopkins University School of Advanced International Studies.

Vishal Khanduja, CFA, Portfolio Manager

•	Managed the Fund since Oct. 2010.
•	Sector Manager of the global rates and currency sector team.
•	Joined the investment manager in 2008.
•	Began investment career in 2005.
•	BS — Electrical Engineering, VJTI Mumbai — India; MBA, University of Iowa.

Hong Ho, CFA, Portfolio Manager

•	Managed the Fund since Oct. 2010.
•	Sector Manager of the global rates and currency sector team.
•	Joined the investment manager in 1995.
•	Began investment career in 1995.
•	BA, Carleton College.

The rest of this section remains the same.

S-6466-148 A (9/10)
* Valid until next update.

Effective Oct. 1, 2010, the Portfolio Manager section under “Fund Management” in the Summary of VP – Short Duration U.S. Government Fund section is superseded and replaced with the following:

Portfolio Manager	Title	Managed Fund Since

Leonard A. Aplet, CFA	Portfolio Manager	Oct. 2010
Gregory S. Liechty	Portfolio Manager	Oct. 2010
Ronald B. Stahl, CFA	Portfolio Manager	Oct. 2010

Effective Oct. 1, 2010, the description of the portfolio managers responsible for the Fund’s day-to-day portfolio management, as described under the caption “Portfolio Management” in the More Information about the Funds section for RiverSource VP – Short Duration U.S. Government Fund is superseded and replaced with the following:

Portfolio Manager(s).  The portfolio managers responsible for the day-to-day management of the Fund are:

Leonard A. Aplet, CFA, Portfolio Manager

•	Managed the Fund since Oct. 2010.
•	Managing Director and head of short duration fixed-income for the investment manager.
•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1987.
•	Began investment career in 1978.
•	BS, Oregon State; MBA — Finance, University of California at Berkeley.

Gregory S. Liechty, Portfolio Manager

•	Managed the Fund since Oct. 2010.
•	Director and Senior Fixed-Income Portfolio Manager for the investment manager.
•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 2005.
•	Began investment career in 1995.
•	BA and MBA, University of North Florida.

Ronald B. Stahl, CFA, Portfolio Manager

•	Managed the Fund since Oct. 2010.
•	Corporate sector leader for the investment manager’s short duration strategy and member of the investment grade corporate portfolio management team.
•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1998.
•	Began investment career in 1998.
•	BS, Oregon State University; MBA, Portland State University.

S-6466-148 A (9/10)